Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 496,000
Previously Paid Amount	0.00
Total Fee Amount	68.50
Total Offset Amount	0.00
Net Fee	68.50
Narrative - Max Aggregate Offering Price	$ 496,000
Final Prospectus	true